DERIVATIVE ROYALTY ASSET (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) oz $ / Ounce
Disclosure Of Derivative Royalty Asset [Line Items]
Derivative financial assets	$ 0	$ 2,182	$ 4,034
Mark-to-market gain on derivative royalty asset	684	532
Higginsville Gold Operations [Member] | Karora Resources Inc [Member]
Disclosure Of Derivative Royalty Asset [Line Items]
Percentage of price participation royalty interest				27.50%
Gold price per ounce | $ / Ounce				1,340
Number of gold ounces | oz				2,500
Cumulative gold ounces | oz				34,000
Derivative financial assets	0	2,200		$ 7,200
Mark-to-market gain on derivative royalty asset	$ 700	$ 500